Summary Prospectus Supplement	November 16, 2016

Putnam Global Health Care Fund
Summary Prospectus dated December 30, 2015

The section Your fund's management is replaced in its entirety with the following:

Investment advisor
Putnam Investment Management, LLC

Portfolio managers

Samuel Cox, Analyst, portfolio manager of the fund since 2016

Michael Maguire, Analyst, portfolio manager of the fund since 2016

Sub-advisor

Putnam Investments Limited

Portfolio Manager

Isabel Buccellati, Analyst, portfolio manager of the fund since 2012

Mr. Maguire joined the fund in November 2016 and is an Analyst.

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